DECOMMISSIONING AND RESTORATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DECOMMISSIONING AND RESTORATION PROVISION
Opening balance	$ 13,675	$ 5,240
Change in discount rate	(1,933)	1,033
Change in amount and timing of cash flows	6,229	7,040
Accretion of decommissioning and restoration provision	465	203
Foreign exchange difference		159
Closing balance	$ 18,436	$ 13,675
Inflation rate (as a percent)	1.90%	1.90%
Discount rate (as a percent)	2.50%	2.00%
Liability for retirement and remediation	$ 21,989	$ 13,968